Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Rental, utilities and other deposits	1,872	1,414
Deposits for purchases and services	2,135	1,254
Prepaid expenses	4,951	967

	8,958	3,635